Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance

Provided below is the Company’s “pay versus performance” information as required pursuant to Item 402(v) of Regulation S-K (“Item 402(v)”) promulgated under the Exchange Act and Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act.

This information has been prepared in accordance with Item 402(v) and does not necessarily reflect the actual amount of compensation earned by or paid to our named executive officers ("NEOs") for the applicable year. Please refer to the Compensation Discussion and Analysis section of this proxy statement for a discussion of our executive compensation program objectives and the ways in which we align executive compensation with performance.

Financial Performance Measure Used for Linking Compensation to Company Performance

As required by Item 402(v), below is the financial performance measure our Compensation Committee used to link compensation actually paid to our NEOs (as calculated in accordance with Item 402(v), “compensation actually paid” or “CAP”) to Company performance for 2022.

• Total Revenue (calculated in accordance with GAAP)

Pay Versus Performance Table

In accordance with Item 402(v), we provide below the tabular information for the PEO and the average of our NEOs other than the PEO for 2022, 2021 and 2020.

					Value of Initial Fixed $100 Investment based on:(4)
Year	Summary Compensation Table Total for PEO(1)(2) ($)	Compensation Actually Paid to PEO(1)(2)(3) ($)	Average Summary Compensation Table Total for Non-PEO NEOs(1)(2) ($)	Average Compensation Actually Paid to Non-PEO NEOs(1)(2)(3) ($)	TSR ($)	Peer Group TSR ($)	GAAP Net Income ($ Millions)(5)	Company Selected Measure: GAAP Total Revenue(6) ($ Millions)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2022	14,028,139	7,676,975	4,287,387	2,536,716	37	111	(214)	517
2021	9,793,289	(21,520,275)	3,049,310	(3,835,336)	55	125	(168)	484
2020	7,763,187	15,653,628	2,934,638	3,898,370	125	126	(282)	442

(1)
Stephen R. Davis was our PEO in 2022, 2021, and 2020. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2020	2021	2022
Srdjan R. Stankovic	Srdjan R. Stankovic	Srdjan R. Stankovic
Austin D. Kim	Austin D. Kim	Austin D. Kim
Elena H. Ridloff	Elena H. Ridloff	Mark C. Schneyer
Michael J. Yang	Mark C. Schneyer	Brendan P. Teehan
Brendan P. Teehan

(2)
The dollar amounts reported in column (b) are the amounts reported in the “Total” column of the Summary Compensation Table for the PEO for the applicable year. The dollar amounts reported in column (d) are the average of the amounts reported in the “Total” columns of the Summary Compensation Table for the non-PEO NEOs set forth in the table to footnote 1 as a group for the applicable year. Refer to “Compensation Discussion and Analysis—Summary Compensation Table.”
(3)
In accordance with the requirements of Item 402(v), CAP reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below, and do not reflect compensation actually earned, realized, or received by the Company’s NEOs in the applicable year. Equity values are calculated in accordance with FASB ASC Topic 718 and the assumptions used were materially the same as those used for the grant date fair values. In accordance with the requirements of 402(v) of Regulation S-K, the following adjustments were made to total compensation for each year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO ($)	Exclusion of Reported Stock and Option Awards for PEO ($)	Inclusion of Equity Values for PEO ($)	Compensation Actually Paid to PEO ($)
2022	14,028,139	12,569,869	6,218,705	7,676,975
2021	9,793,289	8,758,866	(22,554,697)	(21,520,275)
2020	7,763,187	6,536,537	14,426,978	15,653,628

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Reported Stock and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2022	4,287,387	3,440,662	1,689,991	2,536,716
2021	3,049,310	2,458,257	(4,426,389)	(3,835,336)
2020	2,934,638	2,147,737	3,111,470	3,898,370

The amounts in the “Exclusion of Reported Stock and Option Awards” columns are the totals reported in the “Stock Awards” and “Option Awards” column in the Summary Compensation Table for the applicable year. The amounts in the “Inclusion of Equity Values” columns in the tables above are derived from the amounts set forth in the following tables and calculated as follows for each applicable year: (i) inclusion of the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) inclusion of the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards granted in prior years that vest in the applicable year, inclusion of the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; and (iv) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, deduction for the amount equal to the fair value at the end of the prior fiscal year. With respect to the second table above, the amounts are an average with respect to the non-PEO NEOs as a group. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO ($)	Total - Inclusion of Equity Values for PEO ($)
2022	7,390,778	(1,140,000)	(32,066)	—	6,218,705
2021	2,460,120	(17,262,147)	(7,752,670)	—	(22,554,697)
2020	6,284,712	6,455,412	1,686,853	—	14,426,978

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2022	1,994,824	(249,115)	(55,718)	—	1,689,991
2021	416,663	(2,603,083)	(2,239,969)	—	(4,426,389)
2020	1,803,038	2,158,200	(849,769)	—	3,111,470

(4)
The TSR of the peer group determined in accordance with Item 402(v) (“Peer Group TSR") set forth in this table utilizes the Nasdaq Biotechnology Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2022. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the Nasdaq Biotechnology Index, respectively, and calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price and the Nasdaq Biotechnology Index share price, respectively, at the end and the beginning of the measurement period by the Company’s share price and the Nasdaq Biotechnology Index share price, respectively, at the beginning of the measurement period. Historical stock performance is not necessarily indicative of future stock performance.
(5)
The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.
(6)
We determined Total Revenue (calculated in accordance with GAAP) to be the most important financial performance measure used to link CAP to Company performance in 2022.

Company Selected Measure Name	Total Revenue
Named Executive Officers, Footnote [Text Block]
(1)
Stephen R. Davis was our PEO in 2022, 2021, and 2020. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2020	2021	2022
Srdjan R. Stankovic	Srdjan R. Stankovic	Srdjan R. Stankovic
Austin D. Kim	Austin D. Kim	Austin D. Kim
Elena H. Ridloff	Elena H. Ridloff	Mark C. Schneyer
Michael J. Yang	Mark C. Schneyer	Brendan P. Teehan
Brendan P. Teehan

Peer Group Issuers, Footnote [Text Block]
(4)
The TSR of the peer group determined in accordance with Item 402(v) (“Peer Group TSR") set forth in this table utilizes the Nasdaq Biotechnology Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2022. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the Nasdaq Biotechnology Index, respectively, and calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price and the Nasdaq Biotechnology Index share price, respectively, at the end and the beginning of the measurement period by the Company’s share price and the Nasdaq Biotechnology Index share price, respectively, at the beginning of the measurement period. Historical stock performance is not necessarily indicative of future stock performance.

PEO Total Compensation Amount	$ 14,028,139	$ 9,793,289	$ 7,763,187
PEO Actually Paid Compensation Amount	$ 7,676,975	(21,520,275)	15,653,628
Adjustment To PEO Compensation, Footnote [Text Block]

Year	Reported Summary Compensation Table Total for PEO ($)	Exclusion of Reported Stock and Option Awards for PEO ($)	Inclusion of Equity Values for PEO ($)	Compensation Actually Paid to PEO ($)
2022	14,028,139	12,569,869	6,218,705	7,676,975
2021	9,793,289	8,758,866	(22,554,697)	(21,520,275)
2020	7,763,187	6,536,537	14,426,978	15,653,628

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Reported Stock and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2022	4,287,387	3,440,662	1,689,991	2,536,716
2021	3,049,310	2,458,257	(4,426,389)	(3,835,336)
2020	2,934,638	2,147,737	3,111,470	3,898,370

The amounts in the “Exclusion of Reported Stock and Option Awards” columns are the totals reported in the “Stock Awards” and “Option Awards” column in the Summary Compensation Table for the applicable year. The amounts in the “Inclusion of Equity Values” columns in the tables above are derived from the amounts set forth in the following tables and calculated as follows for each applicable year: (i) inclusion of the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) inclusion of the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards granted in prior years that vest in the applicable year, inclusion of the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; and (iv) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, deduction for the amount equal to the fair value at the end of the prior fiscal year. With respect to the second table above, the amounts are an average with respect to the non-PEO NEOs as a group. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO ($)	Total - Inclusion of Equity Values for PEO ($)
2022	7,390,778	(1,140,000)	(32,066)	—	6,218,705
2021	2,460,120	(17,262,147)	(7,752,670)	—	(22,554,697)
2020	6,284,712	6,455,412	1,686,853	—	14,426,978

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2022	1,994,824	(249,115)	(55,718)	—	1,689,991
2021	416,663	(2,603,083)	(2,239,969)	—	(4,426,389)
2020	1,803,038	2,158,200	(849,769)	—	3,111,470

Non-PEO NEO Average Total Compensation Amount	$ 4,287,387	3,049,310	2,934,638
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,536,716	(3,835,336)	3,898,370
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Year	Reported Summary Compensation Table Total for PEO ($)	Exclusion of Reported Stock and Option Awards for PEO ($)	Inclusion of Equity Values for PEO ($)	Compensation Actually Paid to PEO ($)
2022	14,028,139	12,569,869	6,218,705	7,676,975
2021	9,793,289	8,758,866	(22,554,697)	(21,520,275)
2020	7,763,187	6,536,537	14,426,978	15,653,628

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Reported Stock and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2022	4,287,387	3,440,662	1,689,991	2,536,716
2021	3,049,310	2,458,257	(4,426,389)	(3,835,336)
2020	2,934,638	2,147,737	3,111,470	3,898,370

The amounts in the “Exclusion of Reported Stock and Option Awards” columns are the totals reported in the “Stock Awards” and “Option Awards” column in the Summary Compensation Table for the applicable year. The amounts in the “Inclusion of Equity Values” columns in the tables above are derived from the amounts set forth in the following tables and calculated as follows for each applicable year: (i) inclusion of the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) inclusion of the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards granted in prior years that vest in the applicable year, inclusion of the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; and (iv) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, deduction for the amount equal to the fair value at the end of the prior fiscal year. With respect to the second table above, the amounts are an average with respect to the non-PEO NEOs as a group. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO ($)	Total - Inclusion of Equity Values for PEO ($)
2022	7,390,778	(1,140,000)	(32,066)	—	6,218,705
2021	2,460,120	(17,262,147)	(7,752,670)	—	(22,554,697)
2020	6,284,712	6,455,412	1,686,853	—	14,426,978

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2022	1,994,824	(249,115)	(55,718)	—	1,689,991
2021	416,663	(2,603,083)	(2,239,969)	—	(4,426,389)
2020	1,803,038	2,158,200	(849,769)	—	3,111,470

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Relationship between CAP, Cumulative TSR and Cumulative Peer Group TSR

The chart below describes the relationship between CAP to the PEO and the average CAP to the non-PEO NEOs as a group versus our three-year cumulative TSR and the three-year cumulative Peer Group TSR.

Compensation Actually Paid vs. Net Income [Text Block]

Relationship between CAP and GAAP Net Income

The chart below describes the relationship between CAP to the PEO and the average CAP to the non-PEO NEOs as a group versus our Net Income (calculated in accordance with GAAP).

202

Compensation Actually Paid vs. Company Selected Measure [Text Block]

Relationship between CAP and GAAP Total Revenue (our Company-Selected Measure)

The chart below describes the relationship between the CAP to the PEO and the average CAP to the non-PEO NEOs as a group versus our Total Revenue (calculated in accordance with GAAP).

Pay Versus Revenue 2020-2022

Tabular List [Table Text Block]	Used for Linking Compensation to Company Performance

As required by Item 402(v), below is the financial performance measure our Compensation Committee used to link compensation actually paid to our NEOs (as calculated in accordance with Item 402(v), “compensation actually paid” or “CAP”) to Company performance for 2022.

• Total Revenue (calculated in accordance with GAAP)

Total Shareholder Return Amount	$ 37	55	125
Peer Group Total Shareholder Return Amount	111	125	126
Net Income (Loss)	$ (214,000,000)	$ (168,000,000)	$ (282,000,000)
Company Selected Measure Amount	517,000,000	484,000,000	442,000,000
PEO Name	Stephen R. Davis	Stephen R. Davis	Stephen R. Davis
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Total Revenue
Non-GAAP Measure Description [Text Block]	(6) We determined Total Revenue (calculated in accordance with GAAP) to be the most important financial performance measure used to link CAP to Company performance in 2022.
PEO [Member] | Equity Award Adjustment Exclusion of Reported Stock and Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 12,569,869	$ 8,758,866	$ 6,536,537
PEO [Member] | Equity Award Adjustment Inclusion of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	6,218,705	(22,554,697)	14,426,978
PEO [Member] | Equity Award Adjustment Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	7,390,778	2,460,120	6,284,712
PEO [Member] | Equity Award Adjustment Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,140,000)	(17,262,147)	6,455,412
PEO [Member] | Equity Award Adjustment Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(32,066)	(7,752,670)	1,686,853
PEO [Member] | Equity Award Adjustment Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Equity Award Adjustment Exclusion of Reported Stock and Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,440,662	2,458,257	2,147,737
Non-PEO NEO [Member] | Equity Award Adjustment Inclusion of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,689,991	(4,426,389)	3,111,470
Non-PEO NEO [Member] | Equity Award Adjustment Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,994,824	416,663	1,803,038
Non-PEO NEO [Member] | Equity Award Adjustment Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(249,115)	(2,603,083)	2,158,200
Non-PEO NEO [Member] | Equity Award Adjustment Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(55,718)	(2,239,969)	(849,769)
Non-PEO NEO [Member] | Equity Award Adjustment Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0